Award Timing Disclosure	12 Months Ended
Mar. 29, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

The Company does not have a written policy but has established a practice, as described below, with respect to the granting of equity awards. The Company’s practice regarding the granting of equity awards is intended to ensure compliance with applicable securities laws and to maintain the integrity of our compensation programs.

The determinations of equity awards for named executive officers for fiscal years 2024, 2025 and 2026, were made in the March prior to the commencement of each such fiscal year in order to align the timing of these determinations with the timing of finalizing the Company’s budget for such fiscal year and with our Compensation Committee’s assessment of the overall performance of the Company and our named executive officers for the fiscal year just concluding. Our Compensation Committee also approves grants for senior management at the time they approve grants of equity awards for our named executive officers following the same assessment methodology.

Our Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of compensation.

Annual equity grants for directors have traditionally occurred in connection with our annual meeting of stockholders, which is typically held in August of each year.

The Company does not currently grant, and did not grant in fiscal year 2026, stock options, stock appreciation rights or similar instruments with option-like features as part of any of our compensation programs.

Award Timing Method	Our Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false